                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



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1.   Name and address of issuer:

              BNY Hamilton Funds, Inc.
              100 Summer Street, 15th Floor
              Boston, MA 02110

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): [_]

          SERIES ID:   S000002298
          SERIES NAME: BNY Hamilton Small Cap Growth Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006015
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BNSIX

               2.   CLASS (CONTRACT) ID:   C000006016
                    CLASS (CONTRACT) NAME: Class A
                    TICKER SYMBOL:         BNSVX

          SERIES ID:   S000002303
          SERIES NAME: BNY Hamilton S&P 500 Index Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006023
                    CLASS (CONTRACT) NAME: Invesstor Class
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006024
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BNSPX

          SERIES ID:   S000002304
          SERIES NAME: BNY Hamilton U.S. Bond Market Index Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006025
                    CLASS (CONTRACT) NAME: Investor Classs
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006026
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BNUSX

          SERIES ID:   S000002309
          SERIES NAME: BNY Hamilton High Yield Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006039
                    CLASS (CONTRACT) NAME: Class A
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006041
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BHHYX

          SERIES ID:   S000002310
          SERIES NAME: BNY Hamilton Small Cap Core Equity Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006042
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006043
                    CLASS (CONTRACT) NAME: Class A
                    TICKER SYMBOL:         NO_VALUE

          SERIES ID:   S000002314
          SERIES NAME: BNY Hamilton Intermediate Tax-Exempt Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006053
                    CLASS (CONTRACT) NAME: Class A
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006055
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BNXIX

          SERIES ID:   S000002315
          SERIES NAME: BNY Hamilton Core Bond Fund
          CLASSES (CONTRACTS):

               1.   CLASS (CONTRACT) ID:   C000006056
                    CLASS (CONTRACT) NAME: Class A
                    TICKER SYMBOL:         NO_VALUE

               2.   CLASS (CONTRACT) ID:   C000006058
                    CLASS (CONTRACT) NAME: Institutional Class
                    TICKER SYMBOL:         BNIIX

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3.   Investment Company Act File Number:

               811-06654

          Securities Act File Number:

               033-47703

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4(a). Last day of fiscal year for which this Form is filed:

               9/12/08

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4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c). [X] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section 24(f):                     $ 1,437,033,745
                                                                ----------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                  $(1,463,555,651)
                                              ----------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                $              0
                                              ----------------

     (iv)   Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                            $(1,463,555,651)
                                                                ----------------

     (v)    Net sales - if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                         $              0
                                                                ----------------

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     (vi)   Redemption credits available for
            use in future years -- if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                            $   (26,521,906)
                                              ----------------

********************************************************************************

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                                             x 0.0000393
                                                                ----------------

     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):
                                                              = $           0.00
                                                                ================

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              + $              0
                                                                ----------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              = $              -
                                                                ================
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [x] Wire Transfer

               [_] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                              /S/ Guy Nordahl
                              --------------------------------------------------
                                  Guy Nordahl
                                  Vice President
Date:                             December 11, 2008

*  Please print the name and title of the signing officer below the signature.